Annual Operating Expenses - VIPGrowthPortfolio-InvestorPRO - VIPGrowthPortfolio-InvestorPRO - VIP Growth Portfolio - VIP Growth Portfolio - Investor Class	Apr. 30, 2025
Operating Expenses:
Management fee	0.63%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.63%

[1]	A Adjusted to reflect current fees.